Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Sunrun Inc. (the “Company”)

Deutsche Bank Securities Inc. (the “Structuring Agent”)

(together, the “Specified Parties”)

Re: Sunrun Iris Issuer 2023-1, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Sunrun 2023-1 - Data Tape (2023.03.08).xlsb,” provided by the Structuring Agent on behalf of the Company on March 12, 2023, containing information on 25,679 solar assets (the “Solar Assets”) as of February 28, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Sunrun Iris Issuer 2023-1, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means the solar power service agreement, solar facility addendum contract, solar lease agreement, PV designer report, PV plan set report, change order documentation, and/or lease agreement disclosure thereto. The Solar Asset Contracts were represented by the Company to be either the original Solar Asset Contracts, a copy of the original Solar Asset Contracts, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these contracts or the execution of the Solar Asset Contracts by the signor.

•

The term “FMV Schedule” means an electronic data file entitled “Sep’21 - Sep’22 Appraisal FMVs.xlsx,” containing system purchase price information for certain Selected Assets (defined below) provided by the Company on March 17, 2023.

•	The term “ACH Support” means billing type information associated with each Selected Asset provided by the Company on March 21, 2023.

•	The term “FICO Support” means extracts of the credit report scores associated with each Selected Asset provided by the Company on March 22, 2023.

•	The term “PBI Support” means performance-based incentive contracts associated with each Selected Asset provided by the Company on March 29, 2023.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•	The term “PTO Screenshots” means extracts from Company’s servicing system identifying the date on which a Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•	The term “PTO Support” means the PTO Notification and PTO Screenshots.

•	The term “Source Documents” means the Solar Asset Contracts, FMV Schedule, ACH Support, FICO Support, PBI Support, and PTO Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 300 Solar Assets from the Data File (the “Selected Assets”). A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar Assets we were instructed to randomly select from the Data File.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Data File listed in the table below to or using the corresponding information included in the Source Documents listed in the Provided Information column below, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing the Instructions as applicable, constituted an exception. The Source Documents and Instructions are listed in the order of priority.

Attribute	Provided Information

Contract ID	Solar Asset Contracts

State	Solar Asset Contracts

System Size (kW)	Solar Asset Contracts

2

Attribute	Provided Information
Estimated Solar Generation Year 1 (kWh)	Solar Asset Contracts

Customer Agreement Term (Years)	Solar Asset Contracts

Product Type	Solar Asset Contracts

Billing Type	Solar Asset Contracts

Panel Manufacturer	Solar Asset Contracts

Utility Company	Solar Asset Contracts, Instructions

Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Solar Asset Contracts, Instructions

$/kWh Rate Year 1 (Generation PPAs)	Solar Asset Contracts, Instructions

Annual Escalator (%)	Solar Asset Contracts, Instructions

Performance Guarantee %	Solar Asset Contracts, Instructions

PeGu Payout Frequency	Solar Asset Contracts, Instructions

Inverter Manufacturer	Solar Asset Contracts, Instructions

Battery Manufacturer	Solar Asset Contracts, Instructions

Cumulative Guaranteed Production kWh (Year 20)	Solar Asset Contracts, Instructions

Cumulative Guaranteed Production kWh (Year 25)	Solar Asset Contracts, Instructions

PV System Purchase Price ($/W)	FMV Schedule

ACH (Y/N)	ACH Support

Current FICO	FICO Support, Instructions

PBI Rate ($/kWh)	PBI Support, Instructions

PBI Term (Years)	PBI Support, Instructions

Actual & Estimated PTO Date	PTO Support, Instructions

Balanced or Generation (PPA Type)	Instructions

Remaining Term of Contract (Months)	Instructions

High TE Advance / Low TE Advance (for Ulysses 2021)	Instructions

3

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

April 14, 2023

4

Exhibit A

Instructions

Number	Attribute	Instructions
1.	Utility Company	For Selected Assets with a Data File value of “NV Energy North” or “NV Energy South,” consider the attribute to be in agreement if the Solar Asset Contract value is “NV Energy.”

2.	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid” or Balanced or Generation (PPA Type) of “Generation.”

3.	$/kWh Rate Year 1 (Generation PPAs)	Do not perform this procedure for Selected Assets with a Balanced or Generation (PPA Type) of either “0” or “Balanced.”

4.	Annual Escalator (%)	For Selected Assets if annual escalator percentage is not included in the Solar Asset Contracts, consider the attribute to be in agreement if Data File value is 0.

5.	Performance Guarantee %	For Selected Assets for which the performance guarantee percentage is not included in the Solar Asset Contracts or the Solar Asset Contract value does not match the Data File value, recompute as year 1 guaranteed production divided by year 1 estimated generation provided in the Solar Asset Contracts.

6.	PeGu Payout Frequency	Do not perform this procedure for Selected Assets if the Performance Guarantee % is 0.

7.	Inverter Manufacturer	For Selected Assets with a Data File value of “ABB” or “Power-One,” consider the attribute to be in agreement if the Source Document value is “Power-One” or “ABB.” ABB acquired Power-One in July 2013.

8.	Battery Manufacturer	Do not perform this procedure for Selected Assets if the Number of Batteries is 0.

9.	Cumulative Guaranteed Production kWh (Year 20)

Do not perform this procedure for Selected Assets with a Customer Agreement Term (Years) of 25.

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

10.	Cumulative Guaranteed Production kWh (Year 25)

Do not perform this procedure for Selected Assets with a Customer Agreement Term (Years) of 20.

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

11.	Current FICO	Do not perform this procedure for Selected Assets with a Data File value of “FICO Unavailable” or Billing Type of “Prepaid.”

12.	PBI Rate ($/kWh)	Round PBI Support value to 3 decimal places. Do not perform this procedure for Selected Assets with a PBI Rate of $0.

13.	PBI Term (Years)	Do not perform this procedure for Selected Assets with a PBI Rate of $0.

14.	Actual & Estimated PTO Date

For Selected Assets for which the Actual PTO Date is not populated, consider the attribute to be in agreement if the Data File value is September 30, 2023.

Consider the attribute to be in agreement if it is within 15 days of the Data File value.

A-1

Exhibit A

Instructions

15.	Balanced or Generation (PPA Type) Do not

Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid” or Product Type of “Lease.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) of $0, consider the attribute to be in agreement if the Data File value is “Generation.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) not equal to $0, consider the attribute to be in agreement if the Data File value is “Balanced.”

16.	Remaining Term of Contract (Months)

Recompute as the difference between Customer Agreement Term (Years) and Seasoning (Months). Recompute Seasoning (Months) as the difference between the Actual & Estimated PTO Date and February 28, 2023.

Consider the attribute to be in agreement if it is within 1 month of the Data File value.

17.	High TE Advance / Low TE Advance (for Ulysses 2021)

Consider the Source Document value to be “High TE Advance” if the following criteria are satisfied, else consider the Source Document value to be “Low TE Advance”:

•  Billing Type is “Monthly”

•  New Homes (Y/N) is “N”

•  Multifamily (Y/N) is “N”

•  State is not “PR”

•  Original FICO (for Ulysses 2021 Class A Investment %) is >= 700

Do not perform this procedure for Selected Assets with a Project Company of “Iris Owner 2023.”

A-2

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
1	1000264***	41	1188804***	81	1392060***
2	1010996***	42	1189674***	82	1393554***
3	1011569***	43	1197074***	83	1394304***
4	1028873***	44	1200672***	84	1408420***
5	1036538***	45	1215274***	85	1409550***
6	1039904***	46	1222224***	86	1412219***
7	1040381***	47	1226952***	87	1413117***
8	1047715***	48	1228508***	88	1418391***
9	1048800***	49	1239347***	89	1418423***
10	1053227***	50	1247406***	90	1422534***
11	1060849***	51	1257953***	91	1425973***
12	1063771***	52	1259276***	92	1426216***
13	1064754***	53	1264147***	93	1431311***
14	1066616***	54	1272224***	94	1439466***
15	1074274***	55	1280087***	95	1442165***
16	1078702***	56	1286262***	96	1452495***
17	1086397***	57	1294167***	97	1454207***
18	1091726***	58	1299830***	98	1465956***
19	1094565***	59	1304916***	99	1473151***
20	1095639***	60	1314654***	100	1476306***
21	1101342***	61	1316991***	101	1478325***
22	1101496***	62	1319368***	102	1483798***
23	1103830***	63	1320145***	103	1485332***
24	1104238***	64	1320926***	104	1486547***
25	1107202***	65	1321245***	105	1488286***
26	1110587***	66	1321472***	106	1489659***
27	1111197***	67	1325812***	107	1494116***
28	1113569***	68	1329057***	108	1504508***
29	1130614***	69	1329187***	109	1512493***
30	1131290***	70	1331584***	110	1512617***
31	1139603***	71	1334024***	111	1516388***
32	1153047***	72	1334915***	112	1521505***
33	1153962***	73	1343387***	113	1535095***
34	1159875***	74	1349644***	114	1544859***
35	1162500***	75	1352038***	115	1555123***
36	1163122***	76	1353887***	116	1561319***
37	1165430***	77	1369796***	117	1561366***
38	1168918***	78	1381001***	118	1567393***
39	1170000***	79	1386268***	119	1569920***
40	1187268***	80	1391360***	120	1571951***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
121	1574843***	161	1715583***	201	1929624***
122	1582805***	162	1718488***	202	1932078***
123	1585300***	163	1719899***	203	1932833***
124	1594515***	164	1722706***	204	1943104***
125	1595854***	165	1728824***	205	1943480***
126	1599527***	166	1733627***	206	1947589***
127	1603468***	167	1743217***	207	1948766***
128	1603778***	168	1751818***	208	1951836***
129	1617261***	169	1755416***	209	1954739***
130	1626213***	170	1758045***	210	1960467***
131	1632934***	171	1766432***	211	1963471***
132	1635279***	172	1775256***	212	1963501***
133	1638677***	173	1787965***	213	1966485***
134	1640629***	174	1787999***	214	1970479***
135	1641245***	175	1793082***	215	1973026***
136	1641398***	176	1816894***	216	1973509***
137	1645225***	177	1828749***	217	1974156***
138	1654394***	178	1831617***	218	1974778***
139	1654940***	179	1843772***	219	1976740***
140	1655129***	180	1845316***	220	1980378***
141	1655232***	181	1850923***	221	1983078***
142	1656638***	182	1855051***	222	1983887***
143	1659607***	183	1856008***	223	1984449***
144	1662201***	184	1857402***	224	1986010***
145	1665766***	185	1869326***	225	1987649***
146	1668780***	186	1869491***	226	1994314***
147	1671637***	187	1872537***	227	1999005***
148	1674753***	188	1878460***	228	1999880***
149	1682409***	189	1882923***	229	2011710***
150	1687938***	190	1889665***	230	2014709***
151	1689130***	191	1892986***	231	2020044***
152	1695758***	192	1900414***	232	2030933***
153	1695998***	193	1903882***	233	2031785***
154	1697906***	194	1907410***	234	2034365***
155	1698866***	195	1908774***	235	2040589***
156	1701639***	196	1914777***	236	2040898***
157	1704225***	197	1915902***	237	2045219***
158	1705488***	198	1916578***	238	2046662***
159	1713429***	199	1922994***	239	2058887***
160	1714746***	200	1928075***	240	2059509***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
241	2075237***	271	3000217***
242	2079048***	272	3000219***
243	2080013***	273	3000230***
244	2093154***	274	3000281***
245	2093758***	275	3000282***
246	2097514***	276	3000294***
247	2098081***	277	3000317***
248	2100260***	278	3000321***
249	2102940***	279	3000326***
250	2106571***	280	3000344***
251	2108962***	281	3000380***
252	2118365***	282	3000400***
253	2123648***	283	3000424***
254	2131636***	284	3000441***
255	2137855***	285	3000447***
256	2146238***	286	3000458***
257	2147010***	287	3000482***
258	3000015***	288	3000498***
259	3000016***	289	3000518***
260	3000035***	290	3000528***
261	3000055***	291	3000528***
262	3000090***	292	3000561***
263	3000114***	293	3000565***
264	3000138***	294	3000567***
265	3000145***	295	3000582***
266	3000152***	296	3000595***
267	3000181***	297	3000596***
268	3000199***	298	3000613***
269	3000204***	299	49***
270	3000217***	300	50***

Exhibit C

Exceptions

Selected Asset Number	Contract ID	Attribute	Per Data File	Per Provided Information
65	1321245***	System Size (kW)	4.42	4.16
222	1983887***	System Size (kW)	8.775	7.965
34	1159875***	Estimated Solar Generation Year 1 (kWh)	10251	10248
159	1713429***	Estimated Solar Generation Year 1 (kWh)	13996	14203
290	3000528***	Customer Agreement Term (Years)	25	20
65	1321245***	Panel Manufacturer	Hanwha Q-Cells	Jinko Solar
290	3000528***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	129.56	57.01
5	1036538***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	93.17	82.24
34	1159875***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	140.95	140.91
79	1386268***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	136.43	137.32
95	1442165***	Performance Guarantee %	95.0%	90.0%
96	1452495***	Performance Guarantee %	95.0%	90.0%
125	1595854***	Performance Guarantee %	95.0%	90.0%
195	1908774***	Performance Guarantee %	95.0%	90.0%
197	1915902***	Performance Guarantee %	95.0%	90.0%
248	2100260***	Performance Guarantee %	95.0%	90.0%
244	2093154***	Cumulative Guaranteed Production kWh (Year 20)	224367.98	235292.00

C-1